Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.0% of net assets

Equity Funds 27.9%
Global Real Estate 1.6%
Schwab Global Real Estate Fund	140,405	963,179
International 9.4%
Laudus International MarketMasters Fund *	140,660	3,894,885
Schwab International Core Equity Fund	169,741	1,756,815
		5,651,700
Large-Cap 14.8%
Schwab Core Equity Fund	85,846	2,053,446
Schwab Fundamental US Large Company Index Fund	2,184	41,000
Schwab S&P 500 Index Fund	118,580	6,740,087
		8,834,533
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	9,160	482,657
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	40,571	794,788
		16,726,857

Fixed-Income Funds 42.7%
Inflation-Protected Bond 6.5%
Schwab Treasury Inflation Protected Securities Index Fund	315,462	3,899,111
Intermediate-Term Bond 26.3%
Schwab U.S. Aggregate Bond Index Fund	1,473,746	15,783,817
Short-Term Bond 9.9%
Schwab Short-Term Bond Index Fund	573,824	5,933,339
		25,616,267

Money Market Fund 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,040,025	2,040,841
Total Affiliated Underlying Funds
(Cost $36,694,240)		44,383,965

Unaffiliated Underlying Funds 24.7% of net assets

Equity Funds 7.5%
Large-Cap 6.5%
ClearBridge Large Cap Growth Fund, Class IS	28,772	1,908,749
Dodge & Cox Stock Fund	10,414	2,000,811
		3,909,560
Security	Number of Shares	Value ($)
Small-Cap 1.0%
ClearBridge Small Cap Growth Fund, Class IS *	10,716	579,318
		4,488,878

Fixed-Income Funds 17.2%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class	265,630	3,102,560
Loomis Sayles Investment Grade Bond Fund, Class Y	61,401	711,643
Metropolitan West Total Return Bond Fund, Class I	473,978	5,265,899
		9,080,102
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	114,533	1,267,878
		10,347,980
Total Unaffiliated Underlying Funds
(Cost $13,543,506)		14,836,858
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
BNP Paribas
0.01%, 02/01/21 (b)	211,208	211,208
Sumitomo Mitsui Trust Bank, Limited
0.01%, 02/01/21 (b)	603,453	603,453
Total Short-Term Investments
(Cost $814,661)		814,661
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$3,453,864	$243,769	($282,000)	$12,974	$466,278	$3,894,885	140,660	$243,769
Schwab Core Equity Fund	2,540,417	108,493	(799,000)	124,267	79,269	2,053,446	85,846	108,495
Schwab Dividend Equity Fund	76,027	—	(90,894)	(9,881)	24,748	—	—	557
Schwab Fundamental US Large Company Index Fund	—	41,000	—	—	—	41,000	2,184	—
Schwab Global Real Estate Fund	847,973	17,512	—	—	97,694	963,179	140,405	17,511
Schwab International Core Equity Fund	1,781,129	184,392	(457,000)	18,385	229,909	1,756,815	169,741	20,392
Schwab S&P 500 Index Fund	5,731,755	470,357	(139,996)	51,165	626,806	6,740,087	118,580	116,356
Schwab Short-Term Bond Index Fund	5,538,328	406,486	—	—	(11,475)	5,933,339	573,824	30,879
Schwab Small-Cap Equity Fund	608,229	1,413	—	—	185,146	794,788	40,571	1,413
Schwab Treasury Inflation Protected Securities Index Fund	3,472,960	365,246	—	—	60,905	3,899,111	315,462	34,247
Schwab U.S. Aggregate Bond Index Fund	14,401,866	1,678,214	(245,000)	(2,352)	(48,911)	15,783,817	1,473,746	98,917
Schwab U.S. Mid-Cap Index Fund	406,110	6,933	—	—	69,614	482,657	9,160	6,934
Schwab Variable Share Price Money Fund, Ultra Shares	2,040,684	600,157	(600,000)	38	(38)	2,040,841	2,040,025	155
Total	$40,899,342	$4,123,972	($2,613,890)	$194,596	$1,779,945	$44,383,965		$679,625
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$44,383,965	$—	$—	$44,383,965
Unaffiliated Underlying Funds[1]	14,836,858	—	—	14,836,858
Short-Term Investments[1]	—	814,661	—	814,661
Total	$59,220,823	$814,661	$—	$60,035,484
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.6% of net assets

Equity Funds 30.3%
Global Real Estate 1.7%
Schwab Global Real Estate Fund	202,076	1,386,241
International 10.5%
Laudus International MarketMasters Fund *	207,762	5,752,918
Schwab International Core Equity Fund	258,178	2,672,147
		8,425,065
Large-Cap 15.7%
Schwab Core Equity Fund	129,136	3,088,941
Schwab Fundamental US Large Company Index Fund	3,623	68,000
Schwab S&P 500 Index Fund	165,483	9,406,056
		12,562,997
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	13,728	723,342
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	59,341	1,162,499
		24,260,144

Fixed-Income Funds 40.1%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	407,934	5,042,059
Intermediate-Term Bond 24.5%
Schwab U.S. Aggregate Bond Index Fund	1,835,186	19,654,845
Short-Term Bond 9.3%
Schwab Short-Term Bond Index Fund	724,776	7,494,179
		32,191,083

Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,589,086	2,590,121
Total Affiliated Underlying Funds
(Cost $46,286,022)		59,041,348

Unaffiliated Underlying Funds 25.4% of net assets

Equity Funds 7.9%
Large-Cap 6.9%
ClearBridge Large Cap Growth Fund, Class IS	45,373	3,010,038
Dodge & Cox Stock Fund	13,284	2,552,279
		5,562,317
Security	Number of Shares	Value ($)
Small-Cap 1.0%
ClearBridge Small Cap Growth Fund, Class IS *	13,932	753,172
		6,315,489

Fixed-Income Funds 17.5%
Intermediate-Term Bond 15.2%
Baird Aggregate Bond Fund, Institutional Class	328,642	3,838,536
Loomis Sayles Investment Grade Bond Fund, Class Y	99,852	1,157,281
Metropolitan West Total Return Bond Fund, Class I	651,001	7,232,618
		12,228,435
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	163,830	1,813,603
		14,042,038
Total Unaffiliated Underlying Funds
(Cost $18,406,109)		20,357,527
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
ING Bank
0.01%, 02/01/21 (b)	710,259	710,259
Total Short-Term Investment
(Cost $710,259)		710,259
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$5,392,510	$366,964	($757,000)	$77,056	$673,388	$5,752,918	207,762	$366,965
Schwab Core Equity Fund	3,737,720	162,390	(1,107,000)	366,892	(71,061)	3,088,941	129,136	162,388
Schwab Dividend Equity Fund	89,000	—	(102,489)	22,868	(9,379)	—	—	652
Schwab Fundamental US Large Company Index Fund	—	68,000	—	—	—	68,000	3,623	—
Schwab Global Real Estate Fund	1,318,093	27,219	(114,000)	12,729	142,200	1,386,241	202,076	27,219
Schwab International Core Equity Fund	2,755,151	30,691	(491,000)	33,710	343,595	2,672,147	258,178	30,690
Schwab S&P 500 Index Fund	8,418,126	169,065	(190,000)	122,627	886,238	9,406,056	165,483	169,065
Schwab Short-Term Bond Index Fund	7,265,534	353,125	(110,000)	(104)	(14,376)	7,494,179	724,776	39,622
Schwab Small-Cap Equity Fund	1,003,720	2,332	(150,000)	33,435	273,012	1,162,499	59,341	2,332
Schwab Treasury Inflation Protected Securities Index Fund	4,745,389	217,177	—	—	79,493	5,042,059	407,934	45,177
Schwab U.S. Aggregate Bond Index Fund	19,039,900	675,093	—	—	(60,148)	19,654,845	1,835,186	128,572
Schwab U.S. Mid-Cap Index Fund	608,622	10,392	—	—	104,328	723,342	13,728	10,392
Schwab Variable Share Price Money Fund, Ultra Shares	2,289,929	300,192	—	—	—	2,590,121	2,589,086	194
Total	$56,663,694	$2,382,640	($3,021,489)	$669,213	$2,347,290	$59,041,348		$983,268
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$59,041,348	$—	$—	$59,041,348
Unaffiliated Underlying Funds[1]	20,357,527	—	—	20,357,527
Short-Term Investment[1]	—	710,259	—	710,259
Total	$79,398,875	$710,259	$—	$80,109,134
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.8% of net assets

Equity Funds 32.4%
Global Real Estate 1.9%
Schwab Global Real Estate Fund	1,463,312	10,038,322
International 11.7%
Laudus International MarketMasters Fund *	1,533,981	42,475,928
Schwab International Core Equity Fund	1,999,277	20,692,521
		63,168,449
Large-Cap 16.5%
Schwab Core Equity Fund	883,925	21,143,489
Schwab Fundamental US Large Company Index Fund	27,171	510,000
Schwab S&P 500 Index Fund	1,192,527	67,783,252
		89,436,741
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	86,743	4,570,500
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	403,674	7,907,975
		175,121,987

Fixed-Income Funds 38.5%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	2,639,129	32,619,629
Intermediate-Term Bond 23.6%
Schwab U.S. Aggregate Bond Index Fund	11,889,967	127,341,546
Short-Term Bond 8.9%
Schwab Short-Term Bond Index Fund	4,670,009	48,287,891
		208,249,066

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	15,943,255	15,949,632
Total Affiliated Underlying Funds
(Cost $309,672,612)		399,320,685

Unaffiliated Underlying Funds 25.1% of net assets

Equity Funds 8.0%
Large-Cap 6.9%
ClearBridge Large Cap Growth Fund, Class IS	302,076	20,039,725
Dodge & Cox Stock Fund	90,804	17,446,133
		37,485,858
Security	Number of Shares	Value ($)
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *	108,739	5,878,440
		43,364,298

Fixed-Income Funds 17.1%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class	2,056,490	24,019,800
Loomis Sayles Investment Grade Bond Fund, Class Y	685,588	7,945,964
Metropolitan West Total Return Bond Fund, Class I	4,349,922	48,327,636
		80,293,400
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,106,489	12,248,836
		92,542,236
Total Unaffiliated Underlying Funds
(Cost $122,290,321)		135,906,534
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Barclays Bank PLC
0.01%, 02/01/21 (b)	5,195,870	5,195,870
Total Short-Term Investment
(Cost $5,195,870)		5,195,870
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$40,299,521	$2,654,741	($6,008,000)	$587,485	$4,942,181	$42,475,928	1,533,981	$2,654,742
Schwab Core Equity Fund	26,819,643	1,271,702	(9,087,997)	2,697,844	(557,703)	21,143,489	883,925	1,271,702
Schwab Dividend Equity Fund	494,768	—	(569,758)	128,535	(53,545)	—	—	3,627
Schwab Fundamental US Large Company Index Fund	—	510,000	—	—	—	510,000	27,171	—
Schwab Global Real Estate Fund	9,469,280	195,545	(730,000)	(54,303)	1,157,800	10,038,322	1,463,312	195,544
Schwab International Core Equity Fund	20,415,732	226,200	(2,723,000)	112,035	2,661,554	20,692,521	1,999,277	226,200
Schwab S&P 500 Index Fund	60,049,369	3,290,415	(2,740,000)	624,322	6,559,146	67,783,252	1,192,527	1,180,417
Schwab Short-Term Bond Index Fund	47,708,605	1,433,182	(760,000)	(2,940)	(90,956)	48,287,891	4,670,009	258,411
Schwab Small-Cap Equity Fund	7,030,894	15,715	(1,260,000)	218,825	1,902,541	7,907,975	403,674	15,715
Schwab Treasury Inflation Protected Securities Index Fund	30,768,451	1,336,531	—	—	514,647	32,619,629	2,639,129	296,532
Schwab U.S. Aggregate Bond Index Fund	125,652,527	5,600,901	(3,520,000)	(26,741)	(365,141)	127,341,546	11,889,967	832,391
Schwab U.S. Mid-Cap Index Fund	4,522,092	65,662	(770,000)	143,322	609,424	4,570,500	86,743	65,661
Schwab Variable Share Price Money Fund, Ultra Shares	14,748,426	1,201,206	—	—	—	15,949,632	15,943,255	1,207
Total	$387,979,308	$17,801,800	($28,168,755)	$4,428,384	$17,279,948	$399,320,685		$7,002,149
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$399,320,685	$—	$—	$399,320,685
Unaffiliated Underlying Funds[1]	135,906,534	—	—	135,906,534
Short-Term Investment[1]	—	5,195,870	—	5,195,870
Total	$535,227,219	$5,195,870	$—	$540,423,089
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 71.6% of net assets

Equity Funds 43.0%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	2,188,599	15,013,786
International 15.0%
Laudus International MarketMasters Fund *	2,221,583	61,515,642
Schwab International Core Equity Fund	2,966,232	30,700,500
		92,216,142
Large-Cap 22.2%
Laudus U.S. Large Cap Growth Fund *	219,537	6,278,761
Schwab Core Equity Fund	1,469,774	35,156,996
Schwab Fundamental US Large Company Index Fund	35,695	670,000
Schwab S&P 500 Index Fund	1,668,955	94,863,415
		136,969,172
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	128,849	6,789,065
Small-Cap 2.3%
Schwab Small-Cap Equity Fund	708,473	13,878,986
		264,867,151

Fixed-Income Funds 26.6%
Inflation-Protected Bond 2.6%
Schwab Treasury Inflation Protected Securities Index Fund	1,292,239	15,972,076
Intermediate-Term Bond 17.5%
Schwab U.S. Aggregate Bond Index Fund	10,066,206	107,809,065
Short-Term Bond 6.5%
Schwab Short-Term Bond Index Fund	3,839,183	39,697,148
		163,478,289

Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	12,646,750	12,651,809
Total Affiliated Underlying Funds
(Cost $346,278,295)		440,997,249

Unaffiliated Underlying Funds 27.1% of net assets

Equity Funds 9.7%
International 0.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	451,849	5,489,969
Security	Number of Shares	Value ($)
Large-Cap 7.6%
ClearBridge Large Cap Growth Fund, Class IS	329,225	21,840,802
Dodge & Cox Stock Fund	128,754	24,737,509
		46,578,311
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *	143,245	7,743,843
		59,812,123

Fixed-Income Funds 17.4%
Intermediate-Term Bond 13.2%
Baird Aggregate Bond Fund, Institutional Class	1,461,743	17,073,163
Loomis Sayles Investment Grade Bond Fund, Class Y	1,341,599	15,549,134
Metropolitan West Total Return Bond Fund, Class I	4,387,394	48,743,946
		81,366,243
International Bond 4.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,325,932	25,748,071
		107,114,314
Total Unaffiliated Underlying Funds
(Cost $150,408,767)		166,926,437
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
BNP Paribas
0.01%, 02/01/21 (b)	5,912,318	5,912,318
Total Short-Term Investment
(Cost $5,912,318)		5,912,318
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$57,737,488	$3,897,890	($8,096,000)	$679,293	$7,296,971	$61,515,642	2,221,583	$3,897,890
Laudus U.S. Large Cap Growth Fund	7,470,645	383,139	(2,010,000)	709,125	(274,148)	6,278,761	219,537	383,138
Schwab Core Equity Fund	46,480,332	2,304,653	(17,343,000)	2,081,780	1,633,231	35,156,996	1,469,774	2,304,654
Schwab Dividend Equity Fund	930,257	—	(1,071,251)	303,691	(162,697)	—	—	6,820
Schwab Fundamental US Large Company Index Fund	—	670,000	—	—	—	670,000	35,695	—
Schwab Global Real Estate Fund	14,248,053	294,227	(1,170,000)	(89,234)	1,730,740	15,013,786	2,188,599	294,229
Schwab International Core Equity Fund	32,272,214	1,223,533	(7,174,000)	84,316	4,294,437	30,700,500	2,966,232	363,532
Schwab S&P 500 Index Fund	77,105,046	9,924,640	(1,409,994)	231,808	9,011,915	94,863,415	1,668,955	1,554,640
Schwab Short-Term Bond Index Fund	36,034,341	3,735,342	—	—	(72,535)	39,697,148	3,839,183	197,824
Schwab Small-Cap Equity Fund	12,279,447	28,532	(2,200,000)	154,875	3,616,132	13,878,986	708,473	28,532
Schwab Treasury Inflation Protected Securities Index Fund	12,560,445	3,190,209	—	—	221,422	15,972,076	1,292,239	122,209
Schwab U.S. Aggregate Bond Index Fund	93,421,065	14,732,690	—	—	(344,690)	107,809,065	10,066,206	650,582
Schwab U.S. Mid-Cap Index Fund	6,590,860	97,533	(1,000,000)	186,133	914,539	6,789,065	128,849	97,534
Schwab Variable Share Price Money Fund, Ultra Shares	10,650,887	2,000,922	—	—	—	12,651,809	12,646,750	939
Total	$407,781,080	$42,483,310	($41,474,245)	$4,341,787	$27,865,317	$440,997,249		$9,902,523
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$440,997,249	$—	$—	$440,997,249
Unaffiliated Underlying Funds[1]	166,926,437	—	—	166,926,437
Short-Term Investment[1]	—	5,912,318	—	5,912,318
Total	$607,923,686	$5,912,318	$—	$613,836,004
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 71.0% of net assets

Equity Funds 52.1%
Global Real Estate 3.0%
Schwab Global Real Estate Fund	4,650,477	31,902,270
International 18.1%
Laudus International MarketMasters Fund *	4,539,093	125,687,480
Schwab International Core Equity Fund	6,462,845	66,890,449
		192,577,929
Large-Cap 26.6%
Laudus U.S. Large Cap Growth Fund *	770,392	22,033,209
Schwab Core Equity Fund	3,091,912	73,958,534
Schwab Fundamental US Large Company Index Fund	254,129	4,770,000
Schwab S&P 500 Index Fund	3,197,492	181,745,387
		282,507,130
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	259,480	13,672,012
Small-Cap 3.1%
Schwab Small-Cap Equity Fund	1,648,595	32,295,974
		552,955,315

Fixed-Income Funds 17.5%
Inflation-Protected Bond 0.6%
Schwab Treasury Inflation Protected Securities Index Fund	539,411	6,667,122
Intermediate-Term Bond 12.4%
Schwab U.S. Aggregate Bond Index Fund	12,255,305	131,254,314
Short-Term Bond 4.5%
Schwab Short-Term Bond Index Fund	4,615,092	47,720,052
		185,641,488

Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	14,651,928	14,657,789
Total Affiliated Underlying Funds
(Cost $540,507,717)		753,254,592

Unaffiliated Underlying Funds 27.9% of net assets

Equity Funds 11.9%
International 1.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,535,842	18,660,479
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	598,852	39,727,825
Dodge & Cox Stock Fund	271,993	52,257,998
		91,985,823
Small-Cap 1.5%
ClearBridge Small Cap Growth Fund, Class IS *	301,170	16,281,255
		126,927,557

Fixed-Income Funds 16.0%
Intermediate-Term Bond 11.3%
Baird Aggregate Bond Fund, Institutional Class	1,525,240	17,814,801
Loomis Sayles Investment Grade Bond Fund, Class Y	2,702,243	31,318,994
Metropolitan West Total Return Bond Fund, Class I	6,348,901	70,536,286
		119,670,081
International Bond 4.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	4,502,786	49,845,838
		169,515,919
Total Unaffiliated Underlying Funds
(Cost $266,220,620)		296,443,476
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Barclays Bank PLC
0.01%, 02/01/21 (b)	10,759,169	10,759,169
ING Bank
0.01%, 02/01/21 (b)	255,198	255,198
Total Short-Term Investments
(Cost $11,014,367)		11,014,367
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$112,996,078	$7,775,592	($10,680,000)	$630,135	$14,965,675	$125,687,480	4,539,093	$7,775,592
Laudus U.S. Large Cap Growth Fund	23,072,141	1,298,085	(3,610,000)	1,609,831	(336,848)	22,033,209	770,392	1,298,085
Schwab Core Equity Fund	92,635,966	4,671,441	(30,565,000)	5,336,982	1,879,145	73,958,534	3,091,912	4,671,441
Schwab Dividend Equity Fund	7,754,406	—	(8,910,081)	1,860,623	(704,948)	—	—	52,968
Schwab Fundamental US Large Company Index Fund	—	4,770,000	—	—	—	4,770,000	254,129	—
Schwab Global Real Estate Fund	28,896,417	596,723	(920,000)	(85,831)	3,414,961	31,902,270	4,650,477	596,723
Schwab International Core Equity Fund	66,512,210	741,111	(9,381,000)	(138,509)	9,156,637	66,890,449	6,462,845	741,111
Schwab S&P 500 Index Fund	142,592,653	26,363,967	(4,290,000)	694,354	16,384,413	181,745,387	3,197,492	2,843,956
Schwab Short-Term Bond Index Fund	43,172,563	4,635,064	—	—	(87,575)	47,720,052	4,615,092	238,056
Schwab Small-Cap Equity Fund	28,900,959	65,408	(5,322,000)	625,870	8,025,737	32,295,974	1,648,595	65,407
Schwab Treasury Inflation Protected Securities Index Fund	4,607,974	1,982,972	—	—	76,176	6,667,122	539,411	42,972
Schwab U.S. Aggregate Bond Index Fund	112,389,577	19,296,039	—	—	(431,302)	131,254,314	12,255,305	788,609
Schwab U.S. Mid-Cap Index Fund	11,503,681	196,417	—	—	1,971,914	13,672,012	259,480	196,417
Schwab Variable Share Price Money Fund, Ultra Shares	12,656,711	2,001,078	—	—	—	14,657,789	14,651,928	1,093
Total	$687,691,336	$74,393,897	($73,678,081)	$10,533,455	$54,313,985	$753,254,592		$19,312,430
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$753,254,592	$—	$—	$753,254,592
Unaffiliated Underlying Funds[1]	296,443,476	—	—	296,443,476
Short-Term Investments[1]	—	11,014,367	—	11,014,367
Total	$1,049,698,068	$11,014,367	$—	$1,060,712,435
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 71.9% of net assets

Equity Funds 59.1%
Global Real Estate 3.4%
Schwab Global Real Estate Fund	2,738,866	18,788,623
International 20.5%
Laudus International MarketMasters Fund *	2,608,490	72,229,090
Schwab International Core Equity Fund	3,801,909	39,349,756
		111,578,846
Large-Cap 30.1%
Laudus U.S. Large Cap Growth Fund *	626,332	17,913,092
Schwab Core Equity Fund	1,757,261	42,033,676
Schwab Fundamental US Large Company Index Fund	311,135	5,840,000
Schwab S&P 500 Index Fund	1,725,431	98,073,480
		163,860,248
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	140,455	7,400,585
Small-Cap 3.7%
Schwab Small-Cap Equity Fund	1,029,534	20,168,571
		321,796,873

Fixed-Income Funds 12.1%
Intermediate-Term Bond 8.9%
Schwab U.S. Aggregate Bond Index Fund	4,544,333	48,669,809
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	1,662,545	17,190,713
		65,860,522

Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	4,014,232	4,015,838
Total Affiliated Underlying Funds
(Cost $295,931,543)		391,673,233

Unaffiliated Underlying Funds 26.8% of net assets

Equity Funds 13.4%
International 2.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,177,163	14,302,530
Security	Number of Shares	Value ($)
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS	299,328	19,857,420
Dodge & Cox Stock Fund	153,567	29,504,847
		49,362,267
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *	175,577	9,491,717
		73,156,514

Fixed-Income Funds 13.4%
Intermediate-Term Bond 9.5%
Baird Aggregate Bond Fund, Institutional Class	468,633	5,473,636
Loomis Sayles Investment Grade Bond Fund, Class Y	1,457,588	16,893,447
Metropolitan West Total Return Bond Fund, Class I	2,646,469	29,402,273
		51,769,356
International Bond 3.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,909,739	21,140,811
		72,910,167
Total Unaffiliated Underlying Funds
(Cost $130,275,985)		146,066,681
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Royal Bank of Canada
0.01%, 02/01/21 (b)	5,527,606	5,527,606
Skandinaviska Enskilda Banken
0.01%, 02/01/21 (b)	409,964	409,964
Total Short-Term Investments
(Cost $5,937,570)		5,937,570
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$63,600,010	$4,321,507	($4,450,000)	$270,785	$8,486,788	$72,229,090	2,608,490	$4,321,507
Laudus U.S. Large Cap Growth Fund	16,683,899	938,674	(630,000)	(1,982)	922,501	17,913,092	626,332	938,669
Schwab Core Equity Fund	51,276,494	2,582,087	(15,720,000)	966,223	2,928,872	42,033,676	1,757,261	2,582,087
Schwab Dividend Equity Fund	7,043,705	—	(8,111,285)	738,522	329,058	—	—	51,638
Schwab Fundamental US Large Company Index Fund	—	5,840,000	—	—	—	5,840,000	311,135	—
Schwab Global Real Estate Fund	16,026,608	921,585	—	—	1,840,430	18,788,623	2,738,866	341,585
Schwab International Core Equity Fund	36,326,402	757,886	(2,690,000)	(113,357)	5,068,825	39,349,756	3,801,909	427,886
Schwab S&P 500 Index Fund	71,231,322	18,290,277	—	—	8,551,881	98,073,480	1,725,431	1,460,277
Schwab Short-Term Bond Index Fund	15,108,866	2,112,932	—	—	(31,085)	17,190,713	1,662,545	83,989
Schwab Small-Cap Equity Fund	17,736,031	449,881	(3,320,000)	(410,292)	5,712,951	20,168,571	1,029,534	39,882
Schwab U.S. Aggregate Bond Index Fund	40,060,770	8,770,607	—	—	(161,568)	48,669,809	4,544,333	288,535
Schwab U.S. Mid-Cap Index Fund	7,118,767	121,548	(1,060,000)	180,921	1,039,349	7,400,585	140,455	121,548
Schwab Variable Share Price Money Fund, Ultra Shares	4,015,524	314	—	—	—	4,015,838	4,014,232	309
Total	$346,228,398	$45,107,298	($35,981,285)	$1,630,820	$34,688,002	$391,673,233		$10,657,912
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$391,673,233	$—	$—	$391,673,233
Unaffiliated Underlying Funds[1]	146,066,681	—	—	146,066,681
Short-Term Investments[1]	—	5,937,570	—	5,937,570
Total	$537,739,914	$5,937,570	$—	$543,677,484
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.8% of net assets

Equity Funds 65.0%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	6,203,051	42,552,930
International 22.4%
Laudus International MarketMasters Fund *	5,793,523	160,422,661
Schwab International Core Equity Fund	8,567,826	88,676,998
		249,099,659
Large-Cap 33.0%
Laudus U.S. Large Cap Growth Fund *	1,762,514	50,407,892
Schwab Core Equity Fund	3,869,787	92,565,304
Schwab Fundamental US Large Company Index Fund	986,681	18,520,000
Schwab S&P 500 Index Fund	3,612,014	205,306,874
		366,800,070
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	311,744	16,425,800
Small-Cap 4.3%
Schwab Small-Cap Equity Fund	2,434,465	47,691,169
		722,569,628

Fixed-Income Funds 8.3%
Intermediate-Term Bond 6.2%
Schwab U.S. Aggregate Bond Index Fund	6,392,237	68,460,854
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	2,316,155	23,949,043
		92,409,897

Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	4,875,544	4,877,494
Total Affiliated Underlying Funds
(Cost $569,843,557)		819,857,019

Unaffiliated Underlying Funds 25.1% of net assets

Equity Funds 14.6%
International 3.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,206,799	38,962,606
Security	Number of Shares	Value ($)
Large-Cap 9.2%
ClearBridge Large Cap Growth Fund, Class IS	568,027	37,682,916
Dodge & Cox Stock Fund	335,924	64,541,065
		102,223,981
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	398,302	21,532,218
		162,718,805

Fixed-Income Funds 10.5%
Intermediate-Term Bond 7.6%
Baird Aggregate Bond Fund, Institutional Class	636,560	7,435,025
Loomis Sayles Investment Grade Bond Fund, Class Y	2,794,279	32,385,691
Metropolitan West Total Return Bond Fund, Class I	4,024,239	44,709,295
		84,530,011
International Bond 2.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,918,063	32,302,961
		116,832,972
Total Unaffiliated Underlying Funds
(Cost $245,448,274)		279,551,777
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Sumitomo Mitsui Banking Corp.
0.01%, 02/01/21 (b)	10,828,108	10,828,108
Total Short-Term Investment
(Cost $10,828,108)		10,828,108
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$139,977,655	$9,721,427	($8,640,000)	$565,705	$18,797,874	$160,422,661	5,793,523	$9,721,427
Laudus U.S. Large Cap Growth Fund	45,866,279	3,737,247	(1,690,000)	(38,054)	2,532,420	50,407,892	1,762,514	2,637,247
Schwab Core Equity Fund	114,355,888	5,759,619	(36,400,000)	5,190,106	3,659,691	92,565,304	3,869,787	5,759,619
Schwab Dividend Equity Fund	19,513,656	—	(22,554,863)	2,216,161	825,046	—	—	143,057
Schwab Fundamental US Large Company Index Fund	—	18,520,000	—	—	—	18,520,000	986,681	—
Schwab Global Real Estate Fund	36,808,630	1,510,113	—	—	4,234,187	42,552,930	6,203,051	760,113
Schwab International Core Equity Fund	83,622,077	969,793	(7,340,001)	(601,762)	12,026,891	88,676,998	8,567,826	969,793
Schwab S&P 500 Index Fund	148,784,034	38,660,146	—	—	17,862,694	205,306,874	3,612,014	3,050,146
Schwab Short-Term Bond Index Fund	21,554,981	2,438,586	—	—	(44,524)	23,949,043	2,316,155	120,098
Schwab Small-Cap Equity Fund	42,629,978	94,900	(7,760,000)	491,849	12,234,442	47,691,169	2,434,465	94,899
Schwab U.S. Aggregate Bond Index Fund	58,368,806	10,323,954	—	—	(231,906)	68,460,854	6,392,237	415,453
Schwab U.S. Mid-Cap Index Fund	15,436,223	263,561	(1,920,000)	313,148	2,332,868	16,425,800	311,744	263,562
Schwab Variable Share Price Money Fund, Ultra Shares	4,877,113	381	—	—	—	4,877,494	4,875,544	376
Total	$731,795,320	$91,999,727	($86,304,864)	$8,137,153	$74,229,683	$819,857,019		$23,935,790
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$819,857,019	$—	$—	$819,857,019
Unaffiliated Underlying Funds[1]	279,551,777	—	—	279,551,777
Short-Term Investment[1]	—	10,828,108	—	10,828,108
Total	$1,099,408,796	$10,828,108	$—	$1,110,236,904
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.8% of net assets

Equity Funds 70.6%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	1,230,413	8,440,630
International 24.3%
Laudus International MarketMasters Fund *	1,164,538	32,246,054
Schwab International Core Equity Fund	1,780,065	18,423,673
		50,669,727
Large-Cap 35.8%
Laudus U.S. Large Cap Growth Fund *	436,322	12,478,823
Schwab Core Equity Fund	771,363	18,450,993
Schwab Fundamental US Large Company Index Fund	253,063	4,750,000
Schwab S&P 500 Index Fund	683,437	38,846,497
		74,526,313
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	62,772	3,307,433
Small-Cap 4.9%
Schwab Small-Cap Equity Fund	517,748	10,142,692
		147,086,795

Fixed-Income Funds 5.0%
Intermediate-Term Bond 3.7%
Schwab U.S. Aggregate Bond Index Fund	727,572	7,792,292
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	253,498	2,621,174
		10,413,466

Money Market Fund 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	425,194	425,364
Total Affiliated Underlying Funds
(Cost $129,361,555)		157,925,625

Unaffiliated Underlying Funds 23.3% of net assets

Equity Funds 15.8%
International 4.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	775,861	9,426,715
Security	Number of Shares	Value ($)
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS	91,036	6,039,302
Dodge & Cox Stock Fund	67,318	12,933,862
		18,973,164
Small-Cap 2.2%
ClearBridge Small Cap Growth Fund, Class IS *	81,919	4,428,521
		32,828,400

Fixed-Income Funds 7.5%
Intermediate-Term Bond 5.5%
Baird Aggregate Bond Fund, Institutional Class	67,398	787,207
Loomis Sayles Investment Grade Bond Fund, Class Y	440,065	5,100,349
Metropolitan West Total Return Bond Fund, Class I	511,610	5,683,984
		11,571,540
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	375,453	4,156,264
		15,727,804
Total Unaffiliated Underlying Funds
(Cost $42,432,018)		48,556,204
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Skandinaviska Enskilda Banken
0.01%, 02/01/21 (b)	1,610,863	1,610,863
Total Short-Term Investment
(Cost $1,610,863)		1,610,863
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$27,175,788	$2,319,428	($980,000)	$6,942	$3,723,896	$32,246,054	1,164,538	$1,909,428
Laudus U.S. Large Cap Growth Fund	10,802,694	1,489,923	(400,000)	(8,242)	594,448	12,478,823	436,322	609,923
Schwab Core Equity Fund	22,076,096	1,120,680	(6,420,000)	180,872	1,493,345	18,450,993	771,363	1,120,680
Schwab Dividend Equity Fund	3,996,168	—	(4,601,847)	(391,953)	997,632	—	—	29,295
Schwab Fundamental US Large Company Index Fund	—	4,750,000	—	—	—	4,750,000	253,063	—
Schwab Global Real Estate Fund	7,063,252	570,291	—	—	807,087	8,440,630	1,230,413	151,292
Schwab International Core Equity Fund	16,458,791	191,830	(460,000)	(67,713)	2,300,765	18,423,673	1,780,065	191,831
Schwab S&P 500 Index Fund	27,015,854	8,589,632	—	—	3,241,011	38,846,497	683,437	577,624
Schwab Short-Term Bond Index Fund	2,462,881	163,063	—	—	(4,770)	2,621,174	253,498	13,229
Schwab Small-Cap Equity Fund	8,281,447	18,836	(650,000)	(122,051)	2,614,460	10,142,692	517,748	18,836
Schwab U.S. Aggregate Bond Index Fund	6,574,580	1,245,396	—	—	(27,684)	7,792,292	727,572	46,633
Schwab U.S. Mid-Cap Index Fund	2,782,886	47,516	—	—	477,031	3,307,433	62,772	47,516
Schwab Variable Share Price Money Fund, Ultra Shares	425,331	33	—	—	—	425,364	425,194	33
Total	$135,115,768	$20,506,628	($13,511,847)	($402,145)	$16,217,221	$157,925,625		$4,716,320
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$157,925,625	$—	$—	$157,925,625
Unaffiliated Underlying Funds[1]	48,556,204	—	—	48,556,204
Short-Term Investment[1]	—	1,610,863	—	1,610,863
Total	$206,481,829	$1,610,863	$—	$208,092,692
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.0% of net assets

Equity Funds 74.0%
Global Real Estate 4.3%
Schwab Global Real Estate Fund	1,328,114	9,110,861
International 25.3%
Laudus International MarketMasters Fund *	1,248,890	34,581,763
Schwab International Core Equity Fund	1,907,386	19,741,441
		54,323,204
Large-Cap 37.5%
Laudus U.S. Large Cap Growth Fund *	511,185	14,619,899
Schwab Core Equity Fund	822,446	19,672,917
Schwab Fundamental US Large Company Index Fund	305,807	5,740,000
Schwab S&P 500 Index Fund	711,355	40,433,418
		80,466,234
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	68,486	3,608,515
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	572,529	11,215,834
		158,724,648

Fixed-Income Funds 3.0%
Intermediate-Term Bond 2.2%
Schwab U.S. Aggregate Bond Index Fund	444,204	4,757,422
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	165,872	1,715,122
		6,472,544

Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	28,041	28,052
Total Affiliated Underlying Funds
(Cost $136,649,603)		165,225,244

Unaffiliated Underlying Funds 22.2% of net assets

Equity Funds 16.5%
International 5.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	940,590	11,428,168
Security	Number of Shares	Value ($)
Large-Cap 8.9%
ClearBridge Large Cap Growth Fund, Class IS	82,982	5,505,054
Dodge & Cox Stock Fund	70,757	13,594,546
		19,099,600
Small-Cap 2.3%
ClearBridge Small Cap Growth Fund, Class IS *	89,375	4,831,592
		35,359,360

Fixed-Income Funds 5.7%
Intermediate-Term Bond 4.3%
Baird Aggregate Bond Fund, Institutional Class	58,386	681,951
Loomis Sayles Investment Grade Bond Fund, Class Y	372,208	4,313,888
Metropolitan West Total Return Bond Fund, Class I	393,559	4,372,442
		9,368,281
International Bond 1.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	266,420	2,949,269
		12,317,550
Total Unaffiliated Underlying Funds
(Cost $41,372,146)		47,676,910
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.9% of net assets

Time Deposit 0.9%
JPMorgan Chase Bank
0.01%, 02/01/21 (b)	1,956,722	1,956,722
Total Short-Term Investment
(Cost $1,956,722)		1,956,722
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$29,200,634	$2,060,939	($700,000)	$21,010	$3,999,180	$34,581,763	1,248,890	$2,060,939
Laudus U.S. Large Cap Growth Fund	12,216,880	1,744,099	—	—	658,920	14,619,899	511,185	724,098
Schwab Core Equity Fund	23,187,335	1,177,090	(6,450,000)	148,814	1,609,678	19,672,917	822,446	1,177,091
Schwab Dividend Equity Fund	4,987,939	—	(5,743,936)	(316,062)	1,072,059	—	—	36,567
Schwab Fundamental US Large Company Index Fund	—	5,740,000	—	—	—	5,740,000	305,807	—
Schwab Global Real Estate Fund	7,584,737	656,628	—	—	869,496	9,110,861	1,328,114	156,628
Schwab International Core Equity Fund	17,195,358	205,552	—	—	2,340,531	19,741,441	1,907,386	205,552
Schwab S&P 500 Index Fund	27,248,154	9,923,637	—	—	3,261,627	40,433,418	711,355	573,635
Schwab Short-Term Bond Index Fund	1,709,365	9,067	—	—	(3,310)	1,715,122	165,872	9,181
Schwab Small-Cap Equity Fund	9,203,031	21,384	(810,000)	(115,896)	2,917,315	11,215,834	572,529	21,384
Schwab U.S. Aggregate Bond Index Fund	4,740,365	30,511	—	—	(13,454)	4,757,422	444,204	31,352
Schwab U.S. Mid-Cap Index Fund	3,036,218	51,841	—	—	520,456	3,608,515	68,486	51,841
Schwab Variable Share Price Money Fund, Ultra Shares	28,050	2	—	—	—	28,052	28,041	2
Total	$140,338,066	$21,620,750	($13,703,936)	($262,134)	$17,232,498	$165,225,244		$5,048,270
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$165,225,244	$—	$—	$165,225,244
Unaffiliated Underlying Funds[1]	47,676,910	—	—	47,676,910
Short-Term Investment[1]	—	1,956,722	—	1,956,722
Total	$212,902,154	$1,956,722	$—	$214,858,876
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.4% of net assets

Equity Funds 76.1%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	837,316	5,743,987
International 26.1%
Laudus International MarketMasters Fund *	778,948	21,569,082
Schwab International Core Equity Fund	1,167,291	12,081,463
		33,650,545
Large-Cap 38.3%
Laudus U.S. Large Cap Growth Fund *	336,097	9,612,382
Schwab Core Equity Fund	504,061	12,057,129
Schwab Fundamental US Large Company Index Fund	200,852	3,770,000
Schwab S&P 500 Index Fund	421,662	23,967,285
		49,406,796
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	42,588	2,243,948
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	359,081	7,034,399
		98,079,675

Fixed-Income Funds 2.3%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	202,163	2,165,164
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	70,796	732,036
		2,897,200
Total Affiliated Underlying Funds
(Cost $83,461,118)		100,976,875

Unaffiliated Underlying Funds 20.9% of net assets

Equity Funds 16.8%
International 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	591,320	7,184,542
Security	Number of Shares	Value ($)
Large-Cap 8.9%
ClearBridge Large Cap Growth Fund, Class IS	46,521	3,086,230
Dodge & Cox Stock Fund	44,046	8,462,639
		11,548,869
Small-Cap 2.3%
ClearBridge Small Cap Growth Fund, Class IS *	55,351	2,992,278
		21,725,689

Fixed-Income Funds 4.1%
Intermediate-Term Bond 3.2%
Baird Aggregate Bond Fund, Institutional Class	21,955	256,435
Loomis Sayles Investment Grade Bond Fund, Class Y	175,529	2,034,385
Metropolitan West Total Return Bond Fund, Class I	165,517	1,838,897
		4,129,717
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	103,222	1,142,666
		5,272,383
Total Unaffiliated Underlying Funds
(Cost $23,085,270)		26,998,072
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp.
0.01%, 02/01/21 (a)	808,856	808,856
Total Short-Term Investment
(Cost $808,856)		808,856
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$17,531,912	$1,627,378	$—	$—	$2,409,792	$21,569,082	778,948	$1,237,377
Laudus U.S. Large Cap Growth Fund	8,126,767	1,037,228	—	—	448,387	9,612,382	336,097	457,228
Schwab Core Equity Fund	13,835,514	702,351	(3,530,000)	69,081	980,183	12,057,129	504,061	702,351
Schwab Dividend Equity Fund	3,126,027	—	(3,599,823)	(234,162)	707,958	—	—	22,917
Schwab Fundamental US Large Company Index Fund	—	3,770,000	—	—	—	3,770,000	200,852	—
Schwab Global Real Estate Fund	4,687,042	520,610	—	—	536,335	5,743,987	837,316	100,610
Schwab International Core Equity Fund	10,523,299	125,794	—	—	1,432,370	12,081,463	1,167,291	125,794
Schwab S&P 500 Index Fund	16,166,175	5,888,613	—	—	1,912,497	23,967,285	421,662	347,611
Schwab Short-Term Bond Index Fund	729,579	3,870	—	—	(1,413)	732,036	70,796	3,920
Schwab Small-Cap Equity Fund	5,575,641	192,955	(440,000)	(51,888)	1,757,691	7,034,399	359,081	12,956
Schwab U.S. Aggregate Bond Index Fund	1,909,309	263,826	—	—	(7,971)	2,165,164	202,163	14,208
Schwab U.S. Mid-Cap Index Fund	1,888,066	32,237	—	—	323,645	2,243,948	42,588	32,237
Total	$84,099,331	$14,164,862	($7,569,823)	($216,969)	$10,499,474	$100,976,875		$3,057,209
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$100,976,875	$—	$—	$100,976,875
Unaffiliated Underlying Funds[1]	26,998,072	—	—	26,998,072
Short-Term Investment[1]	—	808,856	—	808,856
Total	$127,974,947	$808,856	$—	$128,783,803
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.6% of net assets

Equity Funds 78.2%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	183,853	1,261,233
International 26.8%
Laudus International MarketMasters Fund *	171,318	4,743,783
Schwab International Core Equity Fund	256,924	2,659,165
		7,402,948
Large-Cap 39.4%
Laudus U.S. Large Cap Growth Fund *	77,073	2,204,298
Schwab Core Equity Fund	110,197	2,635,912
Schwab Fundamental US Large Company Index Fund	46,883	880,000
Schwab S&P 500 Index Fund	91,096	5,177,885
		10,898,095
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	8,525	449,196
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	81,965	1,605,697
		21,617,169

Fixed-Income Funds 1.4%
Intermediate-Term Bond 1.1%
Schwab U.S. Aggregate Bond Index Fund	27,344	292,854
Short-Term Bond 0.3%
Schwab Short-Term Bond Index Fund	7,592	78,505
		371,359
Total Affiliated Underlying Funds
(Cost $19,107,063)		21,988,528

Unaffiliated Underlying Funds 20.0% of net assets

Equity Funds 17.3%
International 6.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	137,148	1,666,351
Security	Number of Shares	Value ($)
Large-Cap 8.9%
ClearBridge Large Cap Growth Fund, Class IS	9,257	614,087
Dodge & Cox Stock Fund	9,576	1,839,898
		2,453,985
Small-Cap 2.4%
ClearBridge Small Cap Growth Fund, Class IS *	12,414	671,117
		4,791,453

Fixed-Income Funds 2.7%
Intermediate-Term Bond 2.1%
Baird Aggregate Bond Fund, Institutional Class	3,090	36,087
Loomis Sayles Investment Grade Bond Fund, Class Y	26,389	305,847
Metropolitan West Total Return Bond Fund, Class I	20,768	230,734
		572,668
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	15,357	169,997
		742,665
Total Unaffiliated Underlying Funds
(Cost $4,728,136)		5,534,118
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 02/01/21 (a)	30,775	30,775
Total Short-Term Investment
(Cost $30,775)		30,775
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Laudus International MarketMasters Fund	$3,562,611	$696,246	$—	$—	$484,926	$4,743,783	171,318	$257,246
Laudus U.S. Large Cap Growth Fund	1,763,036	348,187	—	—	93,075	2,204,298	77,073	102,187
Schwab Core Equity Fund	2,819,014	143,108	(540,000)	11,237	202,553	2,635,912	110,197	143,106
Schwab Dividend Equity Fund	677,221	—	(785,181)	(19,295)	127,255	—	—	4,965
Schwab Fundamental US Large Company Index Fund	—	880,000	—	—	—	880,000	46,883	—
Schwab Global Real Estate Fund	944,042	210,187	—	—	107,004	1,261,233	183,853	21,187
Schwab International Core Equity Fund	2,127,378	247,168	—	—	284,619	2,659,165	256,924	26,168
Schwab S&P 500 Index Fund	3,253,286	1,548,979	—	—	375,620	5,177,885	91,096	70,978
Schwab Short-Term Bond Index Fund	78,241	415	—	—	(151)	78,505	7,592	420
Schwab Small-Cap Equity Fund	1,201,420	36,792	—	—	367,485	1,605,697	81,965	2,791
Schwab U.S. Aggregate Bond Index Fund	232,349	61,609	—	—	(1,104)	292,854	27,344	1,662
Schwab U.S. Mid-Cap Index Fund	377,955	6,453	—	—	64,788	449,196	8,525	6,453
Total	$17,036,553	$4,179,144	($1,325,181)	($8,058)	$2,106,070	$21,988,528		$637,163
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$21,988,528	$—	$—	$21,988,528
Unaffiliated Underlying Funds[1]	5,534,118	—	—	5,534,118
Short-Term Investment[1]	—	30,775	—	30,775
Total	$27,522,646	$30,775	$—	$27,553,421
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JAN21